COMMITMENTS AND CONTINGENCIES (Details Narrative 1) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	May 31, 2016	May 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent Expense, monthly	$ 750
Rental Obligation	5,248
Employment agreement	58,000
Rent expense. paid	$ 13,064	$ 2,250	$ 9,697	$ 7,500